UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number: _____
	This Amendment (Check only one.):  	[  ] is a restatement.
							[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:			Mark Robinson
Address:		5045 Lorimar Drive, Suite 180
			Plano, Texas 75093

Form 13F File Number:	28-05311










Name of Issuer
Title of Class
Cusip
Market Value
Shares
SH/PRN
Investment Discretion
Sole Voting Authority
Costco Wholesale
COM
22160K105
4,043,195.52
91,104.00
SH
SOLE
Yes
Masco
COM
574599106
3,311,420.00
135,160.00
SH
SOLE
Yes
Home Depot
COM
437076102
3,298,348.40
64,660.82
SH
SOLE
Yes
Citigroup
COM
172967101
3,282,562.99
65,027.00
SH
SOLE
Yes
Texas Instruments
COM
882508104
3,009,149.57
107,469.63
SH
SOLE
Yes
Microsoft
COM
594918104
2,905,990.00
43,864.00
SH
SOLE
Yes
Schlumberger
COM
806857108
2,836,079.40
51,612.00
SH
SOLE
Yes
Nokia ADR
COM
654902204
2,745,005.12
111,904.00
SH
SOLE
Yes
NIKE
COM
654106103
2,652,599.60
47,165.00
SH
SOLE
Yes
Dover
COM
260003108
2,652,543.85
71,555.00
SH
SOLE
Yes
Charles Schwab
COM
808513105
2,618,931.77
169,291.00
SH
SOLE
Yes
Interpublic Group
COM
460690100
2,564,633.26
86,819.00
SH
SOLE
Yes
United Parcel Service
COM
911312106
2,446,178.00
44,884.00
SH
SOLE
Yes
Cisco Systems
COM
17275R102
2,299,716.46
126,986.00
SH
SOLE
Yes
SBC Communications
COM
78387G103
2,331,198.85
57,012.99
SH
SOLE
Yes
Universal Forest Prods.
COM
913543104
2,086,930.30
99,710.00
SH
SOLE
Yes
Emerson Electric
COM
291011104
2,085,406.20
36,522.00
SH
SOLE
Yes
La-Z-Boy
COM
505336107
1,896,158.00
86,900.00
SH
SOLE
Yes
MBNA
COM
55262L100
1,879,152.00
53,385.00
SH
SOLE
Yes
Alcoa
COM
013817101
1,743,016.50
49,030.00
SH
SOLE
Yes
BankAmerica
COM
060505104
1,609,379.70
25,566.00
SH
SOLE
Yes
Applied Materials
COM
038222105
1,547,058.00
38,580.00
SH
SOLE
Yes
Walt Disney
COM
254687106
1,518,239.70
73,274.12
SH
SOLE
Yes
Martin Marietta Matrls
COM
573284106
1,515,898.00
32,530.00
SH
SOLE
Yes
Gap
COM
364760108
1,454,862.04
104,366.00
SH
SOLE
Yes
HSBC Holdings ADR
COM
404280406
1,380,793.75
23,125.00
SH
SOLE
Yes
Manitowoc
COM
563571108
1,344,453.00
43,230.00
SH
SOLE
Yes
Boeing
COM
097023105
1,340,236.82
34,560.00
SH
SOLE
Yes
Carlisle
COM
142339100
1,336,087.40
36,130.00
SH
SOLE
Yes
EDS $3.8125 Convertible Preferred Stock
COM
285661203
1,086,468.75
19,315.00
SH
SOLE
Yes
GATX
COM
361448103
1,067,306.40
32,820.00
SH
SOLE
Yes
Dell Computer
COM
247025109
860,056.74
31,643.00
SH
SOLE
Yes
Sun Microsystems
COM
866810104
851,701.20
69,244.00
SH
SOLE
Yes
EMC
COM
268648102
842,808.96
62,709.00
SH
SOLE
Yes
Electronic Data Systems
COM
285661104
759,602.55
11,081.00
SH
SOLE
Yes
Exxon Mobil
COM
316390699
643,105.16
16,364.00
SH
SOLE
Yes
Cadbury Schweppes ADR
COM
127209302
638,781.92
24,836.00
SH
SOLE
Yes
Yahoo!
COM
984332106
540,981.30
30,495.00
SH
SOLE
Yes
FYI
COM
302712104
529,635.00
15,810.00
SH
SOLE
Yes
Goodrich
COM
382388106
513,792.62
19,301.00
SH
SOLE
Yes
Countrywide Credit Ind.
COM
222372104
439,608.10
10,730.00
SH
SOLE
Yes
Alliant Energy
COM
018802108
417,723.24
13,759.00
SH
SOLE
Yes
Inet Technologies
COM
45662V105
413,181.30
39,090.00
SH
SOLE
Yes
UICI
COM
902737105
367,875.00
27,250.00
SH
SOLE
Yes
Allied Holdings
COM
019223106
349,258.00
172,900.00
SH
SOLE
Yes
Pfizer
COM
717081103
346,527.37
8,695.79
SH
SOLE
Yes
Intel
COM
45662V105
304,215.85
9,673.00
SH
SOLE
Yes
Ciena
COM
171779101
278,687.25
19,475.00
SH
SOLE
Yes
National Instruments
COM
63518102
258,474.00
6,900.00
SH
SOLE
Yes
IBM
COM
459200101
246,412.94
2,037.14
SH
SOLE
Yes
Juniper Networks
COM
48203R104
227,191.55
11,989.00
SH
SOLE
Yes
General Electric
COM
369604103
210,780.72
5,259.00
SH
SOLE
Yes
Level 3 Communications
COM
52729N100
56,000.00
11,200.00
SH
SOLE
Yes
Netlojix Communications
COM
641143102
2,710.14
15,942.00
SH
SOLE
Yes
Phoenix Assoc. Land
COM
719005100
1,050.00
105,000.00
SH
SOLE
Yes


Report Summary:

Number of Other Included Managers: __0__
Form 13F Information Table  Entry Total:  ___56___
Form  13F Information Table Value Total: __$248,294,890.56__
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]